As filed with the Securities and Exchange Commission on August 10, 2015

Securities Act File No. 333-123779

Investment Company Act File No. 811-21744

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 15	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 17	☒

(Check appropriate box or boxes)

FDP Series, Inc.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

FDP Series, Inc.

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 25, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock, par value $0.10 per share.

Explanatory Note

This Post-Effective Amendment No. 15 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 17 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of FDP Series, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until August 25, 2015, the effectiveness of the registration statement for FDP Series, Inc., filed in Post-Effective Amendment No. 14 on June 12, 2015, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 15 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, FDP Series, Inc. (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on August 10, 2015.

FDP SERIES, INC.
(REGISTRANT)

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Director, President and Chief Executive	August 10, 2015
John M. Perlowski	Officer (Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal	August 10, 2015
Neal J. Andrews	Financial and Accounting Officer)

JAMES H. BODURTHA*	Director
(James H. Bodurtha)

BRUCE R. BOND*	Director
(Bruce R. Bond)

VALERIE G. BROWN*	Director
(Valerie G. Brown)

DONALD W. BURTON*	Director
(Donald W. Burton)

STUART E. EIZENSTAT*	Director
(Stuart E. Eizenstat)

KENNETH A. FROOT*	Director
(Kenneth A. Froot)

ROBERT M. HERNANDEZ*	Director
(Robert M. Hernandez)

JOHN F. O’BRIEN*	Director
(John F. O’Brien)

DONALD C. OPATRNY*	Director
(Donald C. Opatrny)

ROBERTA COOPER RAMO*	Director
(Roberta Cooper Ramo)

DAVID H. WALSH*	Director
(David H. Walsh)

FRED G. WEISS*	Director
(Fred G. Weiss)

ROBERT FAIRBAIRN*	Director
(Robert Fairbairn

HENRY GABBAY*	Director
(Henry Gabbay)

*By:	/s/ BENJAMIN ARCHIBALD	August 10, 2015
Benjamin Archibald (Attorney-in-Fact)